Acquisitions and Divestitures	9 Months Ended
Jul. 31, 2022
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Acquisitions and Divestitures
Note 12: Acquisitions and Divestitures
Acquisitions
Bank of the West
On December 20, 2021, we announced a definitive agreement with BNP Paribas to acquire Bank of the West and its subsidiaries for a cash purchase price of US$16.3 billion, or US$13.4 billion net of estimated US$2.9 billion of excess capital (at closing).
Bank of the West provides a broad range of banking products and services primarily in the Western and Midwestern parts of the U.S. Subject to customary closing conditions, including regulatory approvals, the transaction is expected to close by the end of calendar 2022 and will primarily be part of our U.S. P&C reporting segment.
When the transaction closes, the purchase price will be allocated to the identifiable assets and liabilities of Bank of the West, on the basis of their relative fair values, with the difference recorded as goodwill. The fair value of fixed rate loans and deposits is largely dependent on interest rates. If interest rates increase, the fair value of the acquired fixed rate assets (in particular, loans and securities) will decrease, resulting in higher goodwill. If interest rates decrease, the opposite would be true. Conversely, the fair value of floating rate assets (liabilities) and non-maturity
deposits approximates par, providing no natural fair value change offset.
Changes in goodwill relative to our original assumptions announced on December 20, 2021 will impact capital ratios at close, because goodwill is treated as a deduction from capital under OSFI Basel III rules. In addition, given that the purchase price of the acquisition is in U.S. dollars, any change in foreign exchange translation between the Canadian dollar relative to the U.S. dollar between the announcement and the close of the acquisition, will result in a change to the Canadian dollar equivalent goodwill.
To mitigate the impact of changes in interest rates between announcement and close, we entered into pay fixed receive float interest rate swaps and purchased a portfolio of matched duration government debt securities and other balance sheet instruments that generate interest income (impacts are recorded in Corporate Services). We recorded mark-to-market
(losses) gains
,
of $(983
)
million and $2,967
million on the swaps for the three and nine months ended July 31, 2022, respectively, in our Consolidated Statement of Income in non-interest
revenue, trading revenues, as the swaps do not qualify for hedge accounting. The government debt securities and other instruments, which are measured at amortized cost, generated
$
38

million and $205
million in our Consolidated Statement of Income in interest, dividend and fee income, securities, for the three and nine months ended July 31, 2022, respectively.
To mitigate changes in the Canadian dollar equivalent of the purchase price on close, we entered into forward contracts, which qualify as accounting hedges. Changes in the fair value of these forward contracts of $(4
)
million and $(68)
million for three and nine months ended July 31, 2022 are recorded in Other Comprehensive Income until close of the transaction.
Radicle Group Inc.
On July 20, 2022, we announced a definitive agreement to acquire Radicle Group Inc
.
(Radicle), a Calgary-based leader in sustainability advisory services and solutions, and technology-driven emissions measurement and management. The acquisition is subject to regulatory approvals and is expected to close by the end of calendar 2022. Radicle will form part of BMO Capital Markets reporting segment. The impact of this acquisition is not expected to be material to the bank.
Divestitures
EMEA and U.S. Asset Management
On November 8, 2021, we completed the sale of our EMEA asset management business, part of our BMO Wealth Management operating segment, to Ameriprise Financial Inc. (Ameriprise) for £615 million (CAD$1,038 million) in an all-cash
transaction. On the date of sale, assets and liabilities of approximately $1,779 million and $527 million, respectively, were derecognized. In connection with completion of the EMEA portion of the sale, we recognized a before and after tax loss of $29 million relating to foreign currency translation reclassified from accumulated other comprehensive income in equity to non-interest
revenue, foreign exchange gains, other than trading, in our Consolidated Statement of Income in the first quarter. The transaction also included the opportunity for certain BMO asset management clients in the U.S. to move to Ameriprise. These transfers were completed in the first quarter and resulted in tax expense of $22 million. Further transfers of certain U.S. Asset Management clients were completed in the second
quarter with no material impact to the bank.
Taplin, Canida & Habacht LLC
On January 27, 2022, we completed the sale of Taplin, Canida & Habacht, LLC, part of our U.S. asset management business to Loop Capital. The business sold was
not considered material to the bank.